Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.27238%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,020,110.57

Principal:
Principal Collections	$18,472,175.72
Prepayments in Full	$9,090,001.85
Liquidation Proceeds	$414,837.16
Recoveries	$58,382.06
Sub Total	$28,035,396.79
Collections	$29,055,507.36

Purchase Amounts:
Purchase Amounts Related to Principal	$390,442.24
Purchase Amounts Related to Interest	$1,569.54
Sub Total	$392,011.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,447,519.14

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,447,519.14
Servicing Fee	$370,371.37	$370,371.37	$0.00	$0.00	$29,077,147.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,077,147.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,077,147.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,077,147.77
Interest - Class A-3 Notes	$181,652.41	$181,652.41	$0.00	$0.00	$28,895,495.36
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$28,576,211.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,576,211.36
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$28,467,778.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,467,778.44
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$28,390,882.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,390,882.61
Regular Principal Payment	$26,595,795.90	$26,595,795.90	$0.00	$0.00	$1,795,086.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,795,086.71
Residual Released to Depositor	$0.00	$1,795,086.71	$0.00	$0.00	$0.00
Total		$29,447,519.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,595,795.90
Total					$26,595,795.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,595,795.90	$47.72	$181,652.41	$0.33	$26,777,448.31	$48.05
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$26,595,795.90	$14.41	$686,265.16	$0.37	$27,282,061.06	$14.78

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$108,449,198.03	0.1945975	$81,853,402.13	0.1468749
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$378,109,198.03	0.2048640	$351,513,402.13	0.1904540

Pool Information
Weighted Average APR	2.733%	2.731%
Weighted Average Remaining Term	28.37	27.57
Number of Receivables Outstanding	35,474	34,308
Pool Balance	$444,445,643.36	$415,801,977.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$415,022,483.31	$388,426,687.41
Pool Factor	0.2225184	0.2081775

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$27,375,290.24
Targeted Overcollateralization Amount	$64,288,575.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,288,575.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$276,208.74
(Recoveries)		114	$58,382.06
Net Loss for Current Collection Period			$217,826.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5881%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3581%
Second Prior Collection Period			0.7033%
Prior Collection Period			0.2614%
Current Collection Period			0.6077%
Four Month Average (Current and Prior Three Collection Periods)			0.4826%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,274	$14,998,940.66
(Cumulative Recoveries)			$2,520,305.54
Cumulative Net Loss for All Collection Periods			$12,478,635.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6248%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,509.35
Average Net Loss for Receivables that have experienced a Realized Loss			$2,919.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21%	309	$5,047,442.72
61-90 Days Delinquent	0.20%	44	$831,576.13
91-120 Days Delinquent	0.05%	14	$207,896.87
Over 120 Days Delinquent	0.19%	42	$799,894.67
Total Delinquent Receivables	1.66%	409	$6,886,810.39

Repossession Inventory:
Repossessed in the Current Collection Period		22	$368,067.63
Total Repossessed Inventory		46	$871,430.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2593%
Prior Collection Period			0.2678%
Current Collection Period			0.2915%
Three Month Average			0.2729%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4424%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer